Performance Management - Stablecoin Reserves Portfolio [Member]	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include a bar chart and a table that provide some indication of the risks of an investment in the Fund, by showing annual total returns for the Fund, highest and lowest quarterly returns and average annual total returns. Performance information for the Fund will be available online at www.morganstanley.com/liquidity.
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include a bar chart and a table that provide some indication of the risks of an investment in the Fund, by showing annual total returns for the Fund, highest and lowest quarterly returns and average annual total returns. Performance information for the Fund will be available online at www.morganstanley.com/liquidity.
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity